Commitments	12 Months Ended
Jun. 30, 2023
Commitments
Commitments

30 Commitments

(a) Capital commitments outstanding as at June 30, 2022 and 2023 not provided for in the financial statements were as follows:

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Contracted purchase of software	1,000	—
Contracted for construction projects	830,573	472,038
Contracted for	831,573	472,038
Authorized but not contracted for construction projects	11,279	510,608
Total	842,852	982,646